UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2012

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund. MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund were established as series of the Registrant subsequent to the reporting period. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund, each a series of the Registrant, did not have any investments as of period end. For further information please see the introductory footnote.

QUARTERLY REPORT

July 31, 2012

MFS® LIFETIME RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	367,745	$3,545,064
MFS Commodity Strategy Fund - Class I (v)	180,114	1,774,120
MFS Emerging Markets Debt Fund - Class R5	112,743	1,774,573
MFS Global Bond Fund - Class I	842,167	8,868,014
MFS Global Real Estate Fund - Class R5 (v)	125,485	1,774,354
MFS Government Securities Fund - Class R5	1,673,862	17,726,203
MFS Growth Fund - Class R5 (a)	148,672	7,094,647
MFS High Income Fund - Class R5	1,520,772	5,322,702
MFS Inflation-Adjusted Bond Fund - Class I	1,540,950	17,736,339
MFS International Growth Fund - Class R5	77,983	1,774,118
MFS International Value Fund - Class R5	69,556	1,773,676
MFS Limited Maturity Fund - Class I	5,805,575	35,472,066
MFS Mid Cap Growth Fund - Class I (a)	557,424	5,317,821
MFS Mid Cap Value Fund - Class I	377,784	5,322,971
MFS New Discovery Fund - Class R5	86,972	1,772,480
MFS New Discovery Value Fund - Class R5	177,952	1,774,180
MFS Research Bond Fund - Class R5	3,534,358	39,019,310
MFS Research Fund - Class R5	260,669	7,095,399
MFS Research International Fund - Class R5	385,115	5,322,284
MFS Value Fund - Class R5	290,766	7,097,600
Total Underlying Affiliated Funds		$177,357,921

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	1	$1
Total Investments		$177,357,922

Other Assets, Less Liabilities - 0.0%		67,189
Net Assets - 100.0%		$177,425,111

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$177,357,922	$—	$—	$177,357,922

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$165,774,690
Gross unrealized appreciation	$11,748,092
Gross unrealized depreciation	(164,860)
Net unrealized appreciation (depreciation)	$11,583,232

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	342,566	30,291	(5,112)	367,745
MFS Commodity Strategy Fund	174,989	26,600	(21,475)	180,114
MFS Emerging Markets Debt Fund	109,265	121,492	(118,014)	112,743
MFS Global Bond Fund	797,663	64,507	(20,003)	842,167
MFS Global Real Estate Fund	120,106	145,391	(140,012)	125,485
MFS Government Securities Fund	1,579,386	1,780,008	(1,685,532)	1,673,862
MFS Growth Fund	134,981	169,587	(155,896)	148,672
MFS High Income Fund	1,440,199	1,608,325	(1,527,752)	1,520,772
MFS Inflation-Adjusted Bond Fund	1,478,719	100,102	(37,871)	1,540,950
MFS Institutional Money Market Portfolio	6	1,306,172	(1,306,177)	1
MFS International Growth Fund	63,300	92,125	(77,442)	77,983
MFS International Value Fund	62,285	79,548	(72,277)	69,556
MFS Limited Maturity Fund	5,453,335	442,920	(90,680)	5,805,575
MFS Mid Cap Growth Fund	496,095	96,851	(35,522)	557,424
MFS Mid Cap Value Fund	347,091	55,339	(24,646)	377,784
MFS New Discovery Fund	78,367	102,367	(93,762)	86,972
MFS New Discovery Value Fund	159,580	209,854	(191,482)	177,952
MFS Research Bond Fund	3,383,448	3,652,896	(3,501,986)	3,534,358
MFS Research Fund	237,346	296,099	(272,776)	260,669
MFS Research International Fund	334,516	457,545	(406,946)	385,115
MFS Value Fund	266,736	332,902	(308,872)	290,766

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,245)	$—	$13,988	$3,545,064
MFS Commodity Strategy Fund	(65,270)	—	—	1,774,120
MFS Emerging Markets Debt Fund	557	—	22,161	1,774,573
MFS Global Bond Fund	(10,665)	—	52,004	8,868,014
MFS Global Real Estate Fund	(4,459)	22,088	5,192	1,774,354
MFS Government Securities Fund	(94)	76,688	123,250	17,726,203
MFS Growth Fund	(9,644)	—	—	7,094,647
MFS High Income Fund	(2,065)	—	90,514	5,322,702
MFS Inflation-Adjusted Bond Fund	1,230	—	116,120	17,736,339
MFS Institutional Money Market Portfolio	—	—	7	1
MFS International Growth Fund	(8,005)	—	—	1,774,118
MFS International Value Fund	(1,310)	—	—	1,773,676
MFS Limited Maturity Fund	(11,712)	—	239,571	35,472,066
MFS Mid Cap Growth Fund	(10,236)	—	—	5,317,821
MFS Mid Cap Value Fund	(4,806)	—	—	5,322,971
MFS New Discovery Fund	(10,848)	—	—	1,772,480
MFS New Discovery Value Fund	(2,606)	35,346	—	1,774,180
MFS Research Bond Fund	3,177	—	339,618	39,019,310
MFS Research Fund	(3,480)	—	—	7,095,399
MFS Research International Fund	(32,305)	—	—	5,322,284
MFS Value Fund	(6,720)	—	38,397	7,097,600

	$(181,506)	$134,122	$1,040,822	$177,357,922

4

QUARTERLY REPORT

July 31, 2012

MFS® LIFETIME 2010 FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class I	130,133	$1,254,486
MFS Commodity Strategy Fund - Class I (v)	63,658	627,029
MFS Emerging Markets Debt Fund - Class R5	39,851	627,261
MFS Global Bond Fund - Class I	297,844	3,136,298
MFS Global Real Estate Fund - Class R5 (v)	44,361	627,258
MFS Government Securities Fund - Class R5	592,312	6,272,589
MFS Growth Fund - Class R5 (a)	52,578	2,509,030
MFS High Income Fund - Class R5	537,652	1,881,783
MFS Inflation-Adjusted Bond Fund - Class I	544,970	6,272,608
MFS International Growth Fund - Class R5	27,572	627,257
MFS International Value Fund - Class R5	24,598	627,258
MFS Limited Maturity Fund - Class I	2,053,221	12,545,181
MFS Mid Cap Growth Fund - Class I (a)	197,251	1,881,771
MFS Mid Cap Value Fund - Class I	133,554	1,881,773
MFS New Discovery Fund - Class R5	30,778	627,257
MFS New Discovery Value Fund - Class R5	62,915	627,258
MFS Research Bond Fund - Class R5	1,249,974	13,799,718
MFS Research Fund - Class R5	92,176	2,509,030
MFS Research International Fund - Class R5	136,163	1,881,772
MFS Value Fund - Class R5	102,787	2,509,032
Total Underlying Affiliated Funds		$62,725,649

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	24,436	$24,436
Total Investments		$62,750,085

Other Assets, Less Liabilities - 0.0%		18,181
Net Assets - 100.0%		$62,768,266

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$62,750,085	$—	$—	$62,750,085

For further information regarding security characteristics, see the Portfolio of Investments.

2

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$55,918,110
Gross unrealized appreciation	$6,878,723
Gross unrealized depreciation	(46,748)
Net unrealized appreciation (depreciation)	$6,831,975

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	130,171	9,105	(9,143)	130,133
MFS Commodity Strategy Fund	66,126	6,106	(8,574)	63,658
MFS Emerging Markets Debt Fund	41,384	42,244	(43,777)	39,851
MFS Global Bond Fund	302,171	16,462	(20,789)	297,844
MFS Global Real Estate Fund	45,324	50,018	(50,981)	44,361
MFS Government Securities Fund	599,719	628,871	(636,278)	592,312
MFS Growth Fund	50,931	56,819	(55,172)	52,578
MFS High Income Fund	545,478	565,713	(573,539)	537,652
MFS Inflation Adjusted Bond Fund	560,913	34,370	(50,313)	544,970
MFS Institutional Money Market Portfolio	4	2,788,849	(2,764,417)	24,436
MFS International Growth Fund	23,936	30,785	(27,149)	27,572
MFS International Value Fund	23,544	26,970	(25,916)	24,598
MFS Limited Maturity Fund	2,070,908	139,187	(156,874)	2,053,221
MFS Mid Cap Growth Fund	187,014	22,991	(12,754)	197,251
MFS Mid Cap Value Fund	131,252	12,029	(9,727)	133,554
MFS New Discovery Fund	29,449	34,155	(32,826)	30,778
MFS New Discovery Value Fund	60,253	70,263	(67,601)	62,915
MFS Research Bond Fund	1,282,931	1,292,887	(1,325,844)	1,249,974
MFS Research Fund	89,660	100,083	(97,567)	92,176
MFS Research International Fund	126,443	152,714	(142,994)	136,163
MFS Value Fund	100,862	113,074	(111,149)	102,787

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,893)	$—	$5,011	$1,254,486
MFS Commodity Strategy Fund	(9,806)	—	—	627,029
MFS Emerging Markets Debt Fund	949	—	7,988	627,261
MFS Global Bond Fund	(1,942)	—	18,795	3,136,298
MFS Global Real Estate Fund	814	7,862	1,848	627,258
MFS Government Securities Fund	1,900	28,223	44,603	6,272,589
MFS Growth Fund	441	—	—	2,509,030
MFS High Income Fund	(229)	—	32,699	1,881,783
MFS Inflation Adjusted Bond Fund	12,437	—	42,058	6,272,608
MFS Institutional Money Market Portfolio	—	—	21	24,436
MFS International Growth Fund	—	—	—	627,257
MFS International Value Fund	528	—	—	627,258
MFS Limited Maturity Fund	(21,488)	—	86,682	12,545,181
MFS Mid Cap Growth Fund	2,127	—	—	1,881,771
MFS Mid Cap Value Fund	1,362	—	—	1,881,773
MFS New Discovery Fund	477	—	—	627,257
MFS New Discovery Value Fund	37	12,698	—	627,258
MFS Research Bond Fund	12,427	—	122,867	13,799,718
MFS Research Fund	1,972	—	—	2,509,030
MFS Research International Fund	(3,118)	—	—	1,881,772
MFS Value Fund	1,633	—	13,671	2,509,032

	$(3,372)	$48,783	$376,243	$62,750,085

4

QUARTERLY REPORT

July 31, 2012

MFS® LIFETIME 2020 FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	221,004	$2,130,475
MFS Commodity Strategy Fund - Class I (v)	360,160	3,547,579
MFS Emerging Markets Debt Fund - Class R5	298,143	4,692,767
MFS Global Bond Fund - Class I	742,205	7,815,413
MFS Global Real Estate Fund - Class R5 (v)	180,789	2,556,351
MFS Government Securities Fund - Class R5	1,474,955	15,619,771
MFS Growth Fund - Class R5 (a)	238,147	11,364,400
MFS High Income Fund - Class R5	2,233,702	7,817,958
MFS Inflation-Adjusted Bond Fund - Class I	925,350	10,650,773
MFS International Growth Fund - Class R5	181,168	4,121,572
MFS International New Discovery Fund - Class R5	44,478	990,973
MFS International Value Fund - Class R5	161,535	4,119,146
MFS Limited Maturity Fund - Class I	928,181	5,671,185
MFS Mid Cap Growth Fund - Class I (a)	967,068	9,225,829
MFS Mid Cap Value Fund - Class I	654,944	9,228,169
MFS New Discovery Fund - Class R5	100,994	2,058,257
MFS New Discovery Value Fund - Class R5	206,313	2,056,939
MFS Research Bond Fund - Class R5	1,958,339	21,620,068
MFS Research Fund - Class R5	417,638	11,368,108
MFS Research International Fund - Class R5	596,333	8,241,328
MFS Value Fund - Class R5	465,868	11,371,832
Total Underlying Affiliated Funds		$156,268,893

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	69,096	$69,096
Total Investments		$156,337,989

Other Assets, Less Liabilities - (0.0)%		(48,070)
Net Assets - 100.0%		$156,289,919

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$156,337,989	$—	$—	$156,337,989

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$141,299,550
Gross unrealized appreciation	$15,124,964
Gross unrealized depreciation	(86,525)
Net unrealized appreciation (depreciation)	$15,038,439

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	206,317	17,497	(2,810)	221,004
MFS Commodity Strategy Fund	385,726	26,054	(51,620)	360,160
MFS Emerging Markets Debt Fund	302,182	312,542	(316,581)	298,143
MFS Global Bond Fund	734,859	27,149	(19,803)	742,205
MFS Global Real Estate Fund	188,353	196,615	(204,179)	180,789
MFS Government Securities Fund	1,452,155	1,539,158	(1,516,358)	1,474,955
MFS Growth Fund	229,020	250,838	(241,711)	238,147
MFS High Income Fund	2,210,907	2,317,036	(2,294,241)	2,233,702
MFS Inflation-Adjusted Bond Fund	892,515	54,098	(21,263)	925,350
MFS Institutional Money Market Portfolio	7	4,503,796	(4,434,707)	69,096
MFS International Growth Fund	156,182	198,986	(174,000)	181,168
MFS International New Discovery Fund	46,322	49,195	(51,039)	44,478
MFS International Value Fund	154,070	174,575	(167,110)	161,535
MFS Limited Maturity Fund	782,051	148,234	(2,104)	928,181
MFS Mid Cap Growth Fund	927,767	77,200	(37,899)	967,068
MFS Mid Cap Value Fund	646,115	35,455	(26,626)	654,944
MFS New Discovery Fund	98,488	108,614	(106,108)	100,994
MFS New Discovery Value Fund	198,003	220,915	(212,605)	206,313
MFS Research Bond Fund	1,916,113	2,002,382	(1,960,156)	1,958,339
MFS Research Fund	402,487	442,282	(427,131)	417,638
MFS Research International Fund	551,057	659,111	(613,835)	596,333
MFS Value Fund	453,480	499,117	(486,729)	465,868

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,166)	$—	$8,367	$2,130,475
MFS Commodity Strategy Fund	(70,143)	—	—	3,547,579
MFS Emerging Markets Debt Fund	2,919	—	59,433	4,692,767
MFS Global Bond Fund	(8,382)	—	46,552	7,815,413
MFS Global Real Estate Fund	1,679	32,569	7,654	2,556,351
MFS Government Securities Fund	27	69,712	110,758	15,619,771
MFS Growth Fund	749	—	—	11,364,400
MFS High Income Fund	(19,082)	—	134,961	7,817,958
MFS Inflation-Adjusted Bond Fund	640	—	69,710	10,650,773
MFS Institutional Money Market Portfolio	—	—	45	69,096
MFS International Growth Fund	(3,224)	—	—	4,121,572
MFS International New Discovery Fund	(3,759)	—	—	990,973
MFS International Value Fund	2,683	—	—	4,119,146
MFS Limited Maturity Fund	(289)	—	36,127	5,671,185
MFS Mid Cap Growth Fund	6,691	—	—	9,225,829
MFS Mid Cap Value Fund	4,129	—	—	9,228,169
MFS New Discovery Fund	591	—	—	2,058,257
MFS New Discovery Value Fund	(314)	41,993	—	2,056,939
MFS Research Bond Fund	858	—	189,577	21,620,068
MFS Research Fund	4,079	—	—	11,368,108
MFS Research International Fund	(71,305)	—	—	8,241,328
MFS Value Fund	(4,703)	—	61,695	11,371,832

	$(157,322)	$144,274	$724,879	$156,337,989

4

QUARTERLY REPORT

July 31, 2012

MFS® LIFETIME 2030 FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class I	86,862	$837,349
MFS Commodity Strategy Fund - Class I (v)	537,177	5,291,189
MFS Emerging Markets Debt Fund - Class R5	159,679	2,513,348
MFS Emerging Markets Equity Fund - Class R5	53,033	1,613,806
MFS Global Bond Fund - Class I	318,247	3,351,139
MFS Global Real Estate Fund - Class R5 (v)	314,951	4,453,406
MFS Growth Fund - Class R5 (a)	290,690	13,871,749
MFS High Income Fund - Class R5	1,196,832	4,188,914
MFS Inflation-Adjusted Bond Fund - Class I	448,215	5,158,950
MFS International Growth Fund - Class R5	303,516	6,904,995
MFS International New Discovery Fund - Class R5	144,866	3,227,612
MFS International Value Fund - Class R5	270,784	6,904,995
MFS Mid Cap Growth Fund - Class I (a)	1,197,082	11,420,160
MFS Mid Cap Value Fund - Class I	810,515	11,420,160
MFS New Discovery Fund - Class R5	129,824	2,645,813
MFS New Discovery Value Fund - Class R5	265,377	2,645,813
MFS Research Bond Fund - Class R5	315,523	3,483,377
MFS Research Fund - Class R5	360,263	9,806,354
MFS Research International Fund - Class R5	648,956	8,968,572
MFS Value Fund - Class R5	568,281	13,871,749
Total Underlying Affiliated Funds		$122,579,450

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	13	$13
Total Investments		$122,579,463

Other Assets, Less Liabilities - 0.1%		82,172
Net Assets - 100.0%		$122,661,635

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$122,579,463	$—	$—	$122,579,463

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$111,022,673
Gross unrealized appreciation	$11,581,158
Gross unrealized depreciation	(24,368)
Net unrealized appreciation (depreciation)	$11,556,790

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	82,707	7,504	(3,349)	86,862
MFS Commodity Strategy Fund	560,210	40,806	(63,839)	537,177
MFS Emerging Markets Debt Fund	158,687	170,069	(169,077)	159,679
MFS Emerging Markets Equity Fund	50,250	59,162	(56,379)	53,033
MFS Global Bond Fund	308,421	23,939	(14,113)	318,247
MFS Global Real Estate Fund	326,214	343,153	(354,416)	314,951
MFS Growth Fund	279,137	304,376	(292,823)	290,690
MFS High Income Fund	1,161,047	1,255,861	(1,220,076)	1,196,832
MFS Inflation-Adjusted Bond Fund	451,296	25,827	(28,908)	448,215
MFS Institutional Money Market Portfolio	96,598	3,902,716	(3,999,301)	13
MFS International Growth Fund	262,852	330,393	(289,729)	303,516
MFS International New Discovery Fund	142,334	156,774	(154,242)	144,866
MFS International Value Fund	258,845	290,204	(278,265)	270,784
MFS Mid Cap Growth Fund	1,131,942	101,476	(36,336)	1,197,082
MFS Mid Cap Value Fund	789,703	44,300	(23,488)	810,515
MFS New Discovery Fund	126,141	137,952	(134,269)	129,824
MFS New Discovery Value Fund	253,500	285,166	(273,289)	265,377
MFS Research Bond Fund	320,128	327,870	(332,475)	315,523
MFS Research Fund	346,794	377,596	(364,127)	360,263
MFS Research International Fund	598,202	710,825	(660,071)	648,956
MFS Value Fund	553,354	603,355	(588,428)	568,281

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,398)	$—	$3,283	$837,349
MFS Commodity Strategy Fund	(160,491)	—	—	5,291,189
MFS Emerging Markets Debt Fund	1,218	—	31,301	2,513,348
MFS Emerging Markets Equity Fund	(7,235)	—	—	1,613,806
MFS Global Bond Fund	(6,110)	—	19,592	3,351,139
MFS Global Real Estate Fund	(4,577)	56,238	13,217	4,453,406
MFS Growth Fund	(4,693)	—	—	13,871,749
MFS High Income Fund	(4,292)	—	71,020	4,188,914
MFS Inflation-Adjusted Bond Fund	1,020	—	34,271	5,158,950
MFS Institutional Money Market Portfolio	—	—	57	13
MFS International Growth Fund	(13,891)	—	—	6,904,995
MFS International New Discovery Fund	(1,697)	—	—	3,227,612
MFS International Value Fund	(967)	—	—	6,904,995
MFS Mid Cap Growth Fund	(3,731)	—	—	11,420,160
MFS Mid Cap Value Fund	(5,137)	—	—	11,420,160
MFS New Discovery Fund	(1,084)	—	—	2,645,813
MFS New Discovery Value Fund	(1,669)	53,560	—	2,645,813
MFS Research Bond Fund	1,135	—	30,908	3,483,377
MFS Research Fund	(267)	—	—	9,806,354
MFS Research International Fund	(73,523)	—	—	8,968,572
MFS Value Fund	(23,762)	—	75,220	13,871,749

	$(311,151)	$109,798	$278,869	$122,579,463

4

QUARTERLY REPORT

July 31, 2012

MFS® LIFETIME 2040 FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class I (v)	398,935	$3,929,507
MFS Emerging Markets Equity Fund - Class R5	51,653	1,571,803
MFS Global Real Estate Fund - Class R5 (v)	277,900	3,929,507
MFS Growth Fund - Class R5 (a)	197,628	9,430,816
MFS Inflation-Adjusted Bond Fund - Class I	170,700	1,964,757
MFS International Growth Fund - Class R5	241,816	5,501,309
MFS International New Discovery Fund - Class R5	141,095	3,143,605
MFS International Value Fund - Class R5	215,738	5,501,309
MFS Mid Cap Growth Fund - Class I (a)	823,796	7,859,014
MFS Mid Cap Value Fund - Class I	557,772	7,859,014
MFS New Discovery Fund - Class R5	96,406	1,964,753
MFS New Discovery Value Fund - Class R5	197,066	1,964,753
MFS Research Bond Fund - Class R5	177,967	1,964,753
MFS Research Fund - Class R5	230,978	6,287,211
MFS Research International Fund - Class R5	454,936	6,287,211
MFS Value Fund - Class R5	386,350	9,430,818
Total Underlying Affiliated Funds		$78,590,140

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	15,027	$15,027
Total Investments		$78,605,167

Other Assets, Less Liabilities - 0.1%		45,760
Net Assets - 100.0%		$78,650,927

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for the day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity – linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$78,605,167	$—	$—	$78,605,167

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$69,299,944
Gross unrealized appreciation	$9,305,223

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	457,560	35,737	(94,362)	398,935
MFS Emerging Markets Equity Fund	53,052	5,745	(7,144)	51,653
MFS Global Real Estate Fund	312,803	9,233	(44,136)	277,900
MFS Growth Fund	209,586	11,979	(23,937)	197,628
MFS Inflation-Adjusted Bond Fund	192,937	10,162	(32,399)	170,700
MFS Institutional Money Market Portfolio	15	3,395,526	(3,380,514)	15,027
MFS International Growth Fund	229,592	23,506	(11,282)	241,816
MFS International New Discovery Fund	150,290	9,944	(19,139)	141,095
MFS International Value Fund	226,076	11,284	(21,622)	215,738
MFS Mid Cap Growth Fund	858,290	65,859	(100,353)	823,796
MFS Mid Cap Value Fund	599,784	29,321	(71,333)	557,772
MFS New Discovery Fund	102,673	7,428	(13,695)	96,406
MFS New Discovery Value Fund	206,784	16,526	(26,244)	197,066
MFS Research Bond Fund	200,086	10,544	(32,663)	177,967
MFS Research Fund	246,047	9,545	(24,614)	230,978
MFS Research International Fund	462,368	38,142	(45,574)	454,936
MFS Value Fund	415,154	18,567	(47,371)	386,350

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(175,119)	$—	$—	$3,929,507
MFS Emerging Markets Equity Fund	(24,688)	—	—	1,571,803
MFS Global Real Estate Fund	(13,354)	53,717	12,625	3,929,507
MFS Growth Fund	3,338	—	—	9,430,816
MFS Inflation-Adjusted Bond Fund	5,917	—	14,325	1,964,757
MFS Institutional Money Market Portfolio	—	—	38	15,027
MFS International Growth Fund	(42,782)	—	—	5,501,309
MFS International New Discovery Fund	(8,477)	—	—	3,143,605
MFS International Value Fund	1,442	—	—	5,501,309
MFS Mid Cap Growth Fund	(23,789)	—	—	7,859,014
MFS Mid Cap Value Fund	(7,569)	—	—	7,859,014
MFS New Discovery Fund	(7,503)	—	—	1,964,753
MFS New Discovery Value Fund	(4,742)	43,407	—	1,964,753
MFS Research Bond Fund	4,688	—	19,032	1,964,753
MFS Research Fund	9,243	—	—	6,287,211
MFS Research International Fund	(190,594)	—	—	6,287,211
MFS Value Fund	(23,082)	—	55,745	9,430,818

	(497,071)	$97,124	$101,765	$78,605,167

4

QUARTERLY REPORT

July 31, 2012

MFS® LIFETIME 2050 FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 98.6%
MFS Commodity Strategy Fund - Class I (v)	24,128	$237,664
MFS Emerging Markets Equity Fund - Class R5	3,139	95,504
MFS Global Real Estate Fund - Class R5 (v)	16,850	238,251
MFS Growth Fund - Class R5 (a)	11,950	570,240
MFS Inflation-Adjusted Bond Fund - Class I	10,367	119,320
MFS International Growth Fund - Class R5	14,632	332,879
MFS International New Discovery Fund - Class R5	8,527	189,990
MFS International Value Fund - Class R5	13,051	332,798
MFS Mid Cap Growth Fund - Class I (a)	49,779	474,892
MFS Mid Cap Value Fund - Class I	33,765	475,747
MFS New Discovery Fund - Class R5	5,828	118,764
MFS New Discovery Value Fund - Class R5	11,927	118,916
MFS Research Bond Fund - Class R5	10,800	119,233
MFS Research Fund - Class R5	13,969	380,244
MFS Research International Fund - Class R5	27,535	380,538
MFS Value Fund - Class R5	23,404	571,295
Total Underlying Affiliated Funds		$4,756,275

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	5,083	$5,083
Total Investments		$4,761,358

Other Assets, Less Liabilities - 1.3%		60,641
Net Assets - 100.0%		$4,821,999

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,761,358	$—	$—	$4,761,358

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,539,156
Gross unrealized appreciation	$229,745
Gross unrealized depreciation	(7,543)
Net unrealized appreciation (depreciation)	$222,202

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	21,936	5,529	(3,337)	24,128
MFS Emerging Markets Equity Fund	2,544	3,546	(2,951)	3,139
MFS Global Real Estate Fund	14,920	19,686	(17,756)	16,850
MFS Growth Fund	10,014	12,948	(11,012)	11,950
MFS Inflation-Adjusted Bond Fund	9,237	2,393	(1,263)	10,367
MFS Institutional Money Market Portfolio	2	690,318	(685,237)	5,083
MFS International Growth Fund	10,990	16,316	(12,674)	14,632
MFS International New Discovery Fund	7,196	9,420	(8,089)	8,527
MFS International Value Fund	10,814	14,273	(12,036)	13,051
MFS Mid Cap Growth Fund	41,001	11,548	(2,770)	49,779
MFS Mid Cap Value Fund	28,679	6,554	(1,468)	33,765
MFS New Discovery Fund	4,885	6,473	(5,530)	5,828
MFS New Discovery Value Fund	9,878	13,816	(11,767)	11,927
MFS Research Bond Fund	9,610	11,704	(10,514)	10,800
MFS Research Fund	11,768	15,035	(12,834)	13,969
MFS Research International Fund	22,116	30,820	(25,401)	27,535
MFS Value Fund	19,859	25,265	(21,720)	23,404

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(8,858)	$—	$—	$237,664
MFS Emerging Markets Equity Fund	(674)	—	—	95,504
MFS Global Real Estate Fund	(1,520)	2,643	621	238,251
MFS Growth Fund	(1,586)	—	—	570,240
MFS Inflation-Adjusted Bond Fund	155	—	724	119,320
MFS Institutional Money Market Portfolio	—	—	8	5,083
MFS International Growth Fund	(1,664)	—	—	332,879
MFS International New Discovery Fund	(649)	—	—	189,990
MFS International Value Fund	(1,021)	—	—	332,798

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Growth Fund	$(1,427)	$—	$—	$474,892
MFS Mid Cap Value Fund	(1,041)	—	—	475,747
MFS New Discovery Fund	(677)	—	—	118,764
MFS New Discovery Value Fund	(350)	2,117	—	118,916
MFS Research Bond Fund	55	—	966	119,233
MFS Research Fund	(850)	—	—	380,244
MFS Research International Fund	(2,364)	—	—	380,538
MFS Value Fund	(1,363)	—	2,781	571,295

	$(23,834)	$4,760	$5,100	$4,761,358

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.